Long-Term Investments (Details) - Schedule of Long-Term Investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Original Cost	$ 1,938	$ 1,938
Cumulative net gains /(losses)	274	(83)
Impairment	(80)	(80)
Exchange Difference	(93)	(64)
Carrying value	1,956	1,711
Dividend received	(83)
Maya [Member]
Schedule of Equity Method Investments [Line Items]
Original Cost	442	442
Cumulative net gains /(losses)	(442)	(442)
Impairment
Exchange Difference
Carrying value
Dividend received
Huaxiang [Member]
Schedule of Equity Method Investments [Line Items]
Original Cost	1,251	1,251
Cumulative net gains /(losses)	872	515
Impairment
Exchange Difference	(84)	(55)
Carrying value	1,956	1,711
Dividend received	(83)
iQsim S.A [Member]
Schedule of Equity Method Investments [Line Items]
Original Cost	245	245
Cumulative net gains /(losses)	(156)	(156)
Impairment	(80)	(80)
Exchange Difference	(9)	$ (9)
Carrying value
Dividend received